Stock Options (Details) - USD ($)					12 Months Ended
	Mar. 19, 2025	Mar. 15, 2025	Jul. 01, 2023	Sep. 07, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Options [Line Items]
Shares of common stock granted (in Shares)	854,756
Exercise price (in Dollars per share)	$ 1.5
Vesting period	3 years		3 years
Stock compensation expense (in Dollars)	$ 887,801		$ 172,601	$ 6,704,829
Volatility rate	74.45%		78.08%	79.83%
Expected term	10 years		10 years	10 years
Risk free interest rate	4.25%		3.81%	3.27%
Dividend rate	0.00%		0.00%	0.00%
Shares exercised (in Shares)					1,666,661
Shares forfeited (in Shares)					59,019
Fair value options issued (in Shares)		854,756	9,000	3,333,339
Price per share option (in Dollars per share)		$ 1.04	$ 2.54	$ 1.34
Stock based compensation (in Dollars)					$ 1,025,646	$ 1,584,443	$ 3,476,058
Stock Options [Member]
Stock Options [Line Items]
Shares of common stock granted (in Shares)					854,756
Exercise price (in Dollars per share)					$ 1.96	$ 3.7	$ 3.7
Vesting period				3 years
Shares exercised (in Shares)					900,000
Shares forfeited (in Shares)					59,019
Board of Directors [Member]
Stock Options [Line Items]
Exercise price (in Dollars per share)				$ 2.07
Board of Directors [Member] | Stock Options [Member]
Stock Options [Line Items]
Shares of common stock granted (in Shares)				5,000,000
Common Stock [Member]
Stock Options [Line Items]
Shares of common stock granted (in Shares)			68,019
Exercise price (in Dollars per share)			$ 3.96